Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 02, 2024	Feb. 15, 2024	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.000075	$ 0.000005
Ordinary stock, shares authorized		500,000,000	6,666,666,666.67	100,000,000
Common stock, shares issued			1,000,000	15,000,000
Common stock, shares outstanding			1,000,000	15,000,000
Shares issued		1
Stockholders' equity note, stock split	1:200
Share surrender	5,000,000